Earnings (Loss) Per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($)	3 Months Ended						9 Months Ended		11 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2024
Loss Per Share [Abstract]
Net loss	$ (19,349,120)	$ (20,529,639)	$ (9,348,875)	$ (2,168,685)	$ (1,730,945)	$ (3,804,013)	$ (49,227,634)	$ (7,703,643)	$ (10,376,645)	$ (10,376,645)	$ (9,392,702)
Weighted average common shares outstanding – basic and diluted	35,625,650			26,232,597			31,058,747	25,858,767	16,884,296		26,017,017
Net loss per share – basic	$ (0.54)			$ (0.08)			$ (1.58)	$ (0.3)	$ (0.61)		$ (0.36)
Net loss per share – Diluted	$ (0.54)			$ (0.08)			$ (1.58)	$ (0.3)	$ (0.61)		$ (0.36)